As filed with the Securities and Exchange Commission on May 20, 2011

Securities Act Registration No. 333-22467

Investment Company Act File No. 811-08073

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 27

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 28

State Farm Variable Product Trust

(Exact name of Registrant as Specified in Charter)

Three State Farm Plaza, Bloomington, Illinois	61791-0001
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (888) 702-2307

Alan Goldberg
Michael L. Tipsord	K&L Gates LLP
One State Farm Plaza	70 West Madison St., Suite 3300
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Filing exhibits

It is proposed that this filing will become effective:

☐	Immediately upon pursuant to rule 485(b)

☒	on May 20, 2011 pursuant to rule 485(b)

☐	60 days after filing pursuant to rule 485(a)(1)

☐	on pursuant to rule 485(a)(1)

☐	75 days after filing pursuant to rule 485(a)(2)

☐	on pursuant to rule 485(a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, State Farm Variable Product Trust, has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bloomington, and State of Illinois on the 20th day of May 2011.

STATE FARM VARIABLE PRODUCT TRUST

By:	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Pursuant to the Securities Act of 1933, this post-effective amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Edward B. Rust, Jr.	Trustee and President	May 20, 2011

*Michael L. Tipsord	Trustee, Senior Vice President and Treasurer	May 20, 2011

*Thomas M. Mengler	Trustee	May 20, 2011

*James A. Shirk	Trustee	May 20, 2011

*Donald A. Altorfer	Trustee	May 20, 2011

*Victor J. Boschini	Trustee	May 20, 2011

*David L. Vance	Trustee	May 20, 2011

**Alan R. Latshaw	Trustee	May 20, 2011

***Anita Nagler	Trustee	May 20, 2011

By:	/s/ David Moore
David Moore
Attorney-In-Fact
May 20, 2010

*	Original powers of attorney authorizing David Moore, among others, to execute this Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and are incorporated by reference from post-effective amendment number six on Form N-1A, No. 333-22467 filed April 30, 2003.
**	Original power of attorney authorizing David Moore, among others, to execute this Registration Statement, and Amendments thereto, has been executed and is incorporated by reference from post-effective amendment number 12 on Form N-1A, No. 333-22467 filed July 22, 2005.
***	Original power of attorney authorizing David Moore, among others, to execute this Registration Statement, and Amendments thereto, has been executed and is incorporated by reference from post-effective amendment number 19 on Form N-1A, No. 333-22467 filed April 29, 2008.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase